Fair value of financial assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Trade Receivables	¥ 16,678	¥ 12,568
Convertible notes payable	5,393	12,922
Trade Payable	2,422	1,302
Other payable	22,424	22,780
Carrying amount [member]
Statement [Line Items]
Cash, Cash Equivalents And Restricted Cash	3,339	79
Trade Receivables	16,678	12,568
Total Financial Assets	20,017	12,647
Convertible notes payable	5,393	12,922
Trade Payable	22,424	1,302
Salary and benefit payable	4,262	3,764
Other payable	2,422	387
Total Financial Liabilities	34,501	18,375
Fair value [Member]
Statement [Line Items]
Cash, Cash Equivalents And Restricted Cash	3,339	79
Trade Receivables	16,678	12,568
Total Financial Assets	20,017	12,647
Convertible notes payable	5,393	12,922
Trade Payable	2,422	1,302
Salary and benefit payable	4,262	3,764
Other payable	22,424	387
Total Financial Liabilities	¥ 34,501	¥ 18,375